Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
The components of inventories, net as of December 31, 2014 and 2013 were as follows:

	December 31,
	2014	2013
Inventories, net:
Manufacturing supplies	$38.5	$32.8
Raw materials	56.8	42.9
Work in process	110.3	81.6
Finished products	91.1	71.6
Subtotal	296.7	228.9
Allowance for surplus and obsolete inventory	(2.9)	(1.9)
Total Inventories, net	$293.8	$227.0